PROVISION FOR ENVIRONMENTAL REHABILITATION - Disclosure of provision for environmental rehabilitation (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance at January 1	$ 78,983	$ 66,373
Change in estimates	12,087	12,906
Accretion	373	550
Settlements	(3,846)	(728)
Foreign exchange differences	(26)	(118)
Ending balance at December 31	$ 87,571	$ 78,983